ACQUISITION OF COMPANIES AND CORPORATE REORGANIZATION PROCESSES - Merger of Cablevision (Details)	Dec. 28, 2018 shares	Dec. 29, 2017 shares	Jul. 07, 2017 USD ($)	Dec. 31, 2018 ARS ($) shares	Jun. 29, 2018 item	Jan. 01, 2018 shares	Dec. 31, 2017	Dec. 27, 2017 USD ($)	Oct. 05, 2017 USD ($)	Jun. 30, 2017 ARS ($)
Disclosure of detailed information about business combination [line items]
Outstanding Shares (in shares)						2,153,688,011
Treasury shares						15,221,373
Total Capital Stock (in shares)				2,168,909,384
Class A Shares
Disclosure of detailed information about business combination [line items]
Outstanding Shares (in shares)						683,856,600
Total Capital Stock (in shares)				683,856,600
Class B shares
Disclosure of detailed information about business combination [line items]
Outstanding Shares (in shares)						627,953,887
Treasury shares						15,221,373
Total Capital Stock (in shares)				643,175,260
Class C shares
Disclosure of detailed information about business combination [line items]
Outstanding Shares (in shares)						210,866
Total Capital Stock (in shares)				210,866
Class D shares
Disclosure of detailed information about business combination [line items]
Outstanding Shares (in shares)						841,666,658
Total Capital Stock (in shares)				841,666,658
Cablevision S.A.
Disclosure of detailed information about business combination [line items]
Shares issued or transferred (in shares) | $				193,831,921						9,871.07005
Total purchase price | $				$ 194,435,000,000
VLG S.A.U | Class D shares
Disclosure of detailed information about business combination [line items]
Shares issued upon merger (in shares)		434,909,475
Fintech Telecom | Class A Shares
Disclosure of detailed information about business combination [line items]
Shares issued upon merger (in shares)		342,861,748
Cablevision Holding S.A. | Class D shares
Disclosure of detailed information about business combination [line items]
Shares issued upon merger (in shares)		406,757,183
Cablevision Holding S.A. | Fintech Advisory Inc.
Disclosure of detailed information about business combination [line items]
Term for payment of option premium (in days)			30 days
Cablevision Holding S.A.
Disclosure of detailed information about business combination [line items]
Percentage of interest on stake							100.00%
Cablevision Holding S.A. | Class B shares
Disclosure of detailed information about business combination [line items]
Conversion of ordinary shares	23,882
Cablevision Holding S.A. | Telecom Argentina
Disclosure of detailed information about business combination [line items]
Capital stock post-merger (as a percent)			6.00%						6.00%
Total purchase price | $								$ 628,008,363	$ 634,275,282
Number of residential subscriber of internet service | item					143,464
Cablevision Holding S.A. | Telecom Argentina | Fintech Advisory Inc.
Disclosure of detailed information about business combination [line items]
Percentage of interest on stake			13.51%
Total purchase price | $			$ 634,275,282
Option premium | $			$ 3,000,000
Cablevision Holding S.A. | Telecom Argentina | Fintech Advisory Inc. | Maximum
Disclosure of detailed information about business combination [line items]
Term for exercise of option (in years)			1 year
Cablevision Holding S.A. | VLG S.A.U
Disclosure of detailed information about business combination [line items]
Percentage of interest on stake									21.55%